Related parties (Schedule of Balances Outstanding and Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Related parties [Line Items]
Amounts receivable, related party transactions	$ 8,630	$ 8,750
Geological and geophysical expenses.	11,192	10,529	$ 7,891
Administrative expenses.	43,969	50,024	46,828
Entities with joint control or significant influence over entity [member]
Disclosure Of Related parties [Line Items]
Amounts receivable, related party transactions	8,630	8,750	4,680
Amounts payable, related party transactions	$ (522)	$ (2,815)	$ (953)
Description of nature of related party relationship	Joint Operations	Joint Operations	Joint Operations
Carlos Gulisano [Member]
Disclosure Of Related parties [Line Items]
Geological and geophysical expenses.		$ 160	$ 160
Description of nature of related party relationship		Former Non-Executive Director (a)	Former Non-Executive Director (a)
Pedro Aylwin [Member]
Disclosure Of Related parties [Line Items]
Administrative expenses.		$ 492	$ 656
Description of nature of related party relationship		Former Executive Director (b)	Former Executive Director (b)